Promissory Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Promissory Notes Payable Tables
Summary of promissory note

The amounts repayable under the secured promissory note as at March 31, 2016 were as follows:

Balance owing, March 31, 2016	$46,105

Less amounts due within one year	(46,105)

$-

The amounts repayable under the secured promissory note as at December 31, 2015 were as follows:

Balance owing, December 31, 2015	$46,100

Less amounts due within one year	(41,456)

$4,644
The amounts repayable under the secured promissory note are as follows:
	2015	2014

Balance owing, December 31, 2015	$46,100	$-

Less amounts due within one year	(41,456)	-

	$4,644	$-